Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events	20. Subsequent events

On January 24, 2023, the Company issued 215,769 common shares relating to the second milestone payment in connection with the Goldlund royalty.

On March 13, 2023, the Board of Directors of the Company declared a quarterly dividend of $0.011 per common share payable on April 14, 2023 to shareholders of record as of the close of business on March 31, 2023.

Subsequent to December 31, 2022, the Company issued 98,750 common shares related to the exercise of 98,750 RSUs.